Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

(22)    Quarterly Financial Information (Unaudited)

					Year
	First	Second	Third	Fourth	to
(In thousands except per share data)	quarter	quarter	quarter	quarter	Date
Year Ended December 31, 2019
Interest income	$15,915	$16,184	$15,925	$15,946	$63,970
Interest expense	4,286	4,027	3,564	3,355	15,232
Net interest income	11,629	12,157	12,361	12,591	48,738
Provision for loan losses	150	250	450	300	1,150
Noninterest income	2,091	2,121	2,424	2,301	8,937
Investment gains (losses), net	1	—	(40)	(1)	(40)
Gain on branch sale, net	2,074	—	109	—	2,183
Noninterest expense	9,888	9,671	9,590	9,582	38,731
Income tax expense	1,091	837	954	941	3,823
Net income	$4,666	$3,520	$3,860	$4,068	$16,114
Net income per share:
Basic earnings per share	$0.74	$0.56	$0.62	$0.65	$2.57
Diluted earnings per share	0.74	0.56	0.62	0.65	2.57

Year Ended December 31, 2018
Interest income	$13,544	$14,288	$14,751	$15,196	$57,779
Interest expense	2,790	3,261	3,443	3,692	13,186
Net interest income	10,754	11,027	11,308	11,504	44,593
Provision for loan losses	300	450	250	475	1,475
Noninterest income	2,203	2,390	2,364	2,384	9,341
Investment gains (losses), net	98	108	50	(1)	255
Noninterest expense	10,254	9,943	9,928	10,207	40,332
Income tax expense	411	225	446	586	1,668
Net income	$2,090	$2,907	$3,098	$2,619	$10,714
Net income per share:
Basic earnings per share	$0.34	$0.46	$0.49	$0.42	$1.71
Diluted earnings per share	0.34	0.46	0.49	0.42	1.71